Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 4,250	$ 6,180
Restricted cash, current portion	350	944
Inventories	2,819	1,567
Trade accounts receivable, net	9,035	1,716
Vessels held-for-sale		8,509
Prepayments and other current assets	315	186
Insurance claim receivable	1,894
Total current assets	18,663	19,102
FIXED ASSETS, NET:
Vessels, net	115,717	119,724
Total fixed assets, net	115,717	119,724
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,250	2,750
Financial derivative instrument	585	74
Deferred dry dock and special survey costs, net	835	912
Total other non-current assets	3,670	3,736
Total assets	138,050	142,562
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	5,823	11,695
Trade accounts payable	3,486	3,084
Due to related parties	5,564	6,962
Hire collected in advance	918
Accrued and other liabilities	867	1,089
Total current liabilities	16,658	22,830
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	60,508	64,880
Promissory note	6,000	6,000
Total non-current liabilities	66,508	70,880
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 449,673 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2021 and September 30, 2022)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,613,424 shares issued and outstanding as at December 31, 2021 and September 30, 2022, respectively)	42	42
Additional paid-in capital	111,840	111,840
Accumulated deficit	(56,998)	(63,030)
Total stockholders’ equity	54,884	48,852
Total liabilities and stockholders’ equity	$ 138,050	$ 142,562